Inventories (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventories
Raw material and semi-finished goods	€ 552	€ 636
Finished goods	940	1,258
Contract work in progress	750	1,042
Total	2,242	2,936
Cost of inventories recognized as an expense	€ 6,115	€ 8,181	€ 7,569